CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Unrealized gains on derivatives	$ 2,982	$ 9,804
Unrealized gains on marketable securities	$ 207	$ 0
Fair market value of shares	68,000